Summary of Significant Accounting Policies (Details) - Schedule of property and equipment are stated at cost less accumulated depreciation	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Video and studio equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years	5 years
Website and internally developed software [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years	3 years
Computer and electronics [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years	5 years
Vehicles [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years	5 years
Furniture and Fixtures [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years	5 years
Leasehold Improvements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Leasehold improvements	Lesser of useful life or lease term	Lesser of useful life or lease term